Commitments and Contingencies (Details) $ / shares in Units, ¥ in Millions, $ in Millions								12 Months Ended
	Jul. 20, 2023 CNY (¥)	May 03, 2023 USD ($)	Aug. 18, 2022 USD ($) $ / shares shares	Aug. 21, 2019 CNY (¥)	May 21, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 05, 2024 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 03, 2018
Commitments and Contingencies [Line Items]
Agreement total amount | $		$ 10.1
Total various losses amount (in Yuan Renminbi)									¥ 152.5
Equity transfer consideration (in Yuan Renminbi)	¥ 97.4
Disbursement (in Yuan Renminbi)	55.1
Accrued interest (in Yuan Renminbi)	152.5
Litigation fee (in Yuan Renminbi)	¥ 0.8
Warrants pursuant | $		$ 2.0
Initial investment amount | $			$ 5.0
Share price (in Dollars per share) | $ / shares			$ 5
Investment interest rate			200.00%
Fair value adjustment | $			$ 10.0
Guarantee on a shareholder description								Redemption Event was defined in the Share Transfer Agreement as (i) 12 months from the effective date, which referred to November 14, 2022, the average closing market price of the Company is lower than 200% of the Purchase Price; (ii) After the lock-up period, which is 6 to 12 months since the effective date, when Hainan Union plans to sell its shares, in whole or in part, at a lower price of 200% of the Purchase Price, and a written notice has been delivered to Vision Path	Redemption Event was defined in the Share Transfer Agreement as (i) 12 months from the effective date, which referred to November 14, 2022, the average closing market price of the Company is lower than 200% of the Purchase Price; (ii) After the lock-up period, which is 6 to 12 months since the effective date, when Hainan Union plans to sell its shares, in whole or in part, at a lower price of 200% of the Purchase Price, and a written notice has been delivered to Vision Path
Redemption event occurs | $			$ 2.6
Contingent repayment percentage			200.00%
Penalties and expenses | $			$ 5.0
Shortage interest rate										200.00%
Loss contingency | $										$ 5.0
Loans amount						$ 150.0	¥ 1,088.0
Payment obligation (in Yuan Renminbi)													¥ 1,088.0
Converted debt (in Yuan Renminbi)													¥ 1,088.0
Equity shares percentage													10.625%
Guozhong Tianhong [Member]
Commitments and Contingencies [Line Items]
Debts payable | $								$ 153.2		157.7	$ 170.7
Tianjin Tuoda [Member]
Commitments and Contingencies [Line Items]
Debts payable | $								$ 71.7		$ 68.7	$ 68.1
The 2018 Cooperation Agreement [Member]
Commitments and Contingencies [Line Items]
Acquire equity interest														100.00%
The 2019 Cooperation Agreement [Member]
Commitments and Contingencies [Line Items]
Acquire equity interest					100.00%
The Equity Transfer Agreement [Member]
Commitments and Contingencies [Line Items]
Acquire equity interest					100.00%
Maximum [Member]
Commitments and Contingencies [Line Items]
Purchase price interest			200.00%
Minimum [Member]
Commitments and Contingencies [Line Items]
Purchase price interest			100.00%
The 2019 Cooperation Agreement [Member]
Commitments and Contingencies [Line Items]
Agreement total amount									¥ 100.0
The 2019 Cooperation Agreement [Member]
Commitments and Contingencies [Line Items]
Equity transfer price (in Yuan Renminbi)					¥ 97.0
Jinghong [Member]
Commitments and Contingencies [Line Items]
Equity transfer price (in Yuan Renminbi)					¥ 97.0
The Jinghai District Court [Member]
Commitments and Contingencies [Line Items]
Equity transfer price (in Yuan Renminbi)				¥ 97.0
Class B Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Ordinary shares (in Shares) | shares			1,000,000
Forecast [Member]
Commitments and Contingencies [Line Items]
Agreement amount | $												$ 5.0